Administration expenses (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of administration expenses

	Six months ended 30 June
	2026	2025
	€’000	€’000
Wages and salaries	1,773	2,363
Depreciation of property, plant and equipment	108	85
Amortisation of acquired intangible assets	1,098	-
Professional fees	983	1,070
Other expenses	983	968
Total administration expenses	4,945	4,486